GENERAL	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1: -	GENERAL

Evogene Ltd. (“Evogene” and together with its subsidiaries, the “Company”) was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been listed for trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market (“NASDAQ”) since December 2016.

Evogene is a computational biology and chemistry company aiming to revolutionize the development of life-science based products by utilizing cutting edge technologies to increase probability of success while reducing development time and cost. The main challenge in product development in the life science industry is finding the winning candidates out of a vast number of possible prospects that address a complex myriad of criteria to reach successful products. The Company believes that by utilizing an advanced computational biology and chemistry platform to identify the most promising candidates addressing multiple development challenges toward successful life-science products, the Company can increase the probability of success while reducing time and cost.

To achieve this mission, the Company has established three unique technological engines – MicroBoost AI, ChemPass AI and GeneRator AI – leveraging Big Data and Artificial Intelligence and incorporating deep multidisciplinary understanding in life sciences. Each technological engine is focused on the discovery and development of products based on one of the following core components: microbes (MicroBoost AI), small molecules (ChemPass AI), and genetic elements (GeneRator AI). The Company uses its technological engines to develop products through subsidiaries and with strategic partners. See also Note 1d regarding the sale of Evogene’s MicroBoost AI tech engine for agriculture platform to ICL.

During 2025, the Company commenced the implementation of a strategic shift, to focus its efforts on developing products based on small molecules. As a result, the Company  has focused its activities mainly on ChemPass AI and have deployed ChemPass AI across two principal industries – pharmaceutical and agricultural. During 2025, the Company streamlined activities outside it’s focus areas. In July 2025, the Company completed the disposition of Lavie Bio Ltd.’s assets to ICL. In addition, the Company scaled down Biomica Ltd.’s operations by reducing staff and management overhead. Biomica Ltd. has licensed the BMC128 (a microbiome-based therapeutic designed to enhance anti-tumor immune activity) to Lishan Biotech (see Note 24 – Subsequent events) and is currently focused on completing its clinical trial. Similar strategic dispositions and reductions in workforce were applied to the activities conducted by Casterra Ag Ltd. and AgPlenus Ltd.

Liquidity, Capital Resources and Management's Plans

Under IFRS Accounting Standard IAS1, Presentation of Financial Statements, management shall assess an entity's ability to continue as a going concern. When management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast significant doubt upon the entity's ability to continue as a going concern, the entity shall disclose those uncertainties. In assessing whether the going concern assumption is appropriate, management considers all available information about the future, which is at least, but is not limited to, twelve months from the date that the Consolidated Financial Statements were issued.

The Company concluded that the following conditions raised substantial doubt about its ability to continue as a going concern:

-	History of reporting operating losses from continuing operations of $14,034 and $18,804 for the years ended December 31, 2025, and 2024, respectively;

-	Net operating cash outflows of $13,502 and $19,700 in 2025 and 2024, respectively;

-	The Company's Accumulated Deficit balance as of December 31, 2025, is $282,556

Management prepared a plan to improve our available cash balances, liquidity and cash flows generated from operations. We have identified several potential actions, including cost preservation measures that would be initiated in a timely manner to address our liquidity needs over the twelve-month period from the date of this Annual Report, as follows:

•	In case projected revenues do not materialize in a timely manner, reducing related expenses, including through headcount reductions, to conserve cash and improve our liquidity position; and

•	Deferring and reprioritizing certain research and development programs, resulting in reduced expenditures on programs and headcount.

The Company has a history of operating losses and negative cash flows from operations. However, despite these conditions, the Company believes management’s plans, as described more fully above, will provide sufficient liquidity to meet its financial obligations and maintain levels of liquidity over the twelve-month period from the date the Consolidated Financial Statements are issued. Therefore, management concluded this plan alleviate the substantial doubt that was raised about the Company’s ability to continue as a going concern for at least twelve months from the date that the Consolidated Financial Statements were issued.

The accompanying Consolidated Financial Statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business.

Although not considered for purposes of the Company’s assessment of whether substantial doubt was alleviated, the Company has plans to improve operating cash flows by entering other collaborations, strategic alliances or licensing arrangements with third parties. The Company also exploring exit opportunities for certain subsidiaries. The Company may seek to raise additional funds through public or private equity or debt financings or other sources.

The Company’s plans are subject to inherent risks and uncertainties. Accordingly, there can be no assurance that the Company’s plans can be effectively implemented and, therefore, that the conditions can be effectively mitigated. Until such time, if ever, the Company expects to finance its operations through equity or debt financings, which may not be available to the Company on the timing needed or on terms that the Company deems to be favorable.

a.
The Company principally derives its revenues from collaboration and licensing agreements, sales from castor seeds and sales of medical cannabis products in Israel (until the cessation of Canonic Ltd.’s activities during the first half of 2024) (see Note 5). As to major customers, see Note 21c.

b.
The Company has the following direct and indirect subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Evogene Inc., Biomica Ltd., AgPlenus Ltd., AgPlenus Inc., Lavie Bio Ltd., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences, Inc. and Canonic Ltd.

Casterra Ag Ltd. was incorporated on December 29, 2011 and is currently focusing on the development and sales of improved castor seeds for industrial uses. On March 13, 2025, Casterra Ag Ltd. incorporated a Kenyan wholly own subsidiary, Casterra Kenya Limited, which is expected to conduct a production, sales and marketing activities in Kenya.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. From 2015 to 2019, Evogene Inc. was engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States. As of December 31, 2025, the company is inactive.

Biomica Ltd. was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.

On August 27, 2020, AgPlenus Ltd. incorporated a wholly owned U.S. subsidiary, AgPlenus Inc.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biological products. In 2019, Lavie Bio Ltd. incorporated two wholly owned subsidiaries, Lavie Bio Inc., located in the City Foundry STL Project, in St. Louis, Missouri, United States, and Lavie Tech Inc. Lavie Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc. See also Note 1d.

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products. During 2024, Canonic Ltd. ceased its activities.

c.
On April 2, 2024, the Company and The Kitchen Food Tech Hub (TKH), the food tech incubator and investment arm of Strauss Group, jointly announced the establishment of Finally Foods Ltd., an AI-driven company specializing in molecular farming for the food sector, committed to providing sustainable alternative sources to animal-based proteins (“Finally Foods”). Finally Foods will leverage the Company’s AI technology to modify plants for efficient protein production. Evogene holds approximately 40% of the share capital of Finally Foods, on a fully diluted basis and accounts for this investment using the equity method. See also Note 24 – Subsequent events.

d.
On August 6, 2019, Corteva Inc. (“Corteva”), through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company’s agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences, Inc. in consideration for 27.84% of Lavie Bio Ltd.’s shares. As part of the foregoing transaction, the parties entered into a commercial arrangement, including the grant to Corteva of certain commercialization rights with respect to Lavie Bio Ltd.’s products, mainly in corn and soybean (see also Note 10).

In August 2022, an affiliate company of ICL and Lavie Bio Ltd. entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. As part of the collaboration, ICL invested through an affiliate company in Lavie Bio Ltd. $10,000 under a SAFE agreement (simple agreement for future equity) (see also Note 12).

In April 2025, Lavie Bio Ltd. entered into a definitive agreement pursuant to which Dead Sea Works Ltd. (an affiliate of ICL Group Ltd., or ICL) agreed to acquire the majority of its activity for $15,250. As part of the definitive agreement, ICL also agreed to acquire Evogene’s MicroBoost AI tech engine for agriculture platform for $3,464. Pursuant to the definitive agreement, ICL also acquired Lavie Bio Ltd.’s proprietary Biology Driven Design, or BDD, technology platform, microbial bank (or, the Taxon Database), pipeline of advanced development programs and current commercial product offerings. In addition, Lavie Bio Ltd.’s core personnel transferred to ICL. As part of the transaction Lavie Bio Ltd. redeemed the SAFE which was made by an ICL affiliate. In July 2025, Lavie Bio Ltd. completed the disposition to ICL.

As part of the definitive agreement, Lavie Bio Ltd. and Evogene undertook that for a period of four years following the closing, they will not compete with the business of Lavie Bio Ltd. as conducted prior to the closing (i.e. development and/or commercialization of microbe-based products for use as bio-stimulants or bio-control in agriculture), and/or the MicroBoost AI for AG and/or the Taxon Database.

e.
On December 21, 2022, Biomica Ltd., signed a definitive agreement for a $20,000 financing round, led by Shanghai Healthcare Capital (“SHC”), out of which $10,000 was to be invested by the Company in Biomica Ltd. preferred shares. Following the closing of the transaction on April 27, 2023, the Company was diluted to approximately 67% of the share capital of Biomica Ltd., on a fully diluted basis, while SHC held approximately 20%, on a fully diluted basis (see also Note 17i(2)). During 2025 Biomica Ltd. significantly reduced its internal R&D activity, including a reduction in its headcount. See also Note 24 - Subsequent events.

f.
The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment mainly consists of the legacy activity of parent company, Evogene and Evogene’s subsidiary - AgPlenus Ltd. The Human segment consists of Evogene’s subsidiaries, Biomica Ltd. and Canonic Ltd. The Industry segment consists of Evogene’s subsidiary Casterra Ag Ltd.

g.	Definitions

In these Financial Statements -

Subsidiary
-  A company that is controlled by the Company (as defined in International Financial Reporting Standards (“IFRS”) 10- Consolidated Financial Statements) and whose accounts are consolidated with those of the Company.

Related parties	- As defined in International Accounting Standard (“IAS”) 24 Related Party Disclosures.